800 Westchester Avenue, Suite N611
Rye Brook, New York 10573

September 2, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	IndexIQ ETF Trust (the “Registrant”) (File Nos. 333-152915 and 811-22227)

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1.

The forms of Prospectuses for the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Hong Kong Small Cap ETF, IQ South Korea Small Cap ETF, IQ Taiwan Small Cap ETF, IQ Global Agribusiness Small Cap ETF and IQ Global Oil Small Cap ETF and Statements of Additional Information for the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Hong Kong Small Cap ETF, IQ South Korea Small Cap ETF, IQ Taiwan Small Cap ETF, IQ Global Agribusiness Small Cap ETF and IQ Global Oil Small Cap ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (the “Amendment”) filed with the U.S. Securities and Exchange Commission on August 26, 2011; and

2.	The text of the Amendment has been filed electronically.

Very truly yours, /s/ Adam S. Patti Adam S. Patti President